Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes

	Cumulative
	Foreign		Unrealized
	Currency		Gain		Unrecognized
	Translation		on		Pension
(Millions of dollars)	Adjustment		Investments		Cost		Total
Balance December 31, 2016	$(254)		$2		$(52)		$(304)
Other comprehensive income (loss) before reclassifications	(6)		5		(8)		(9)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—		—		4	(1)	4
Other comprehensive income (loss), net of tax	(6)		5		(4)		(5)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	(37)	(2)	—		(8)	(2)	(45)
Balance December 31, 2017	$(297)		$7		$(64)		$(354)
Other comprehensive loss before reclassifications	(52)		—		(1)		(53)
Amounts reclassified from accumulated other comprehensive loss to net loss	—		—		4	(1)	4
Other comprehensive income (loss), net of tax	(52)		—		3		(49)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	—		(7)	(3)	—		(7)
Balance December 31, 2018	$(349)		$—		$(61)		$(410)

(1)  This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and recorded in operating income. See Note 9 for further discussion.

(2)  This represents the adoption of accounting guidance to reclassify $45 million of tax effects from accumulated other comprehensive loss to retained earnings in the consolidated financial statements for the year ended December 31, 2017.

(3)   Effective January 1, 2018, upon adoption of new guidance, all unrealized gains (losses) on investments are included in the consolidated statement of comprehensive income. The accumulated other comprehensive income balance as of December 31, 2017, was reclassified to retained earnings on January 1, 2018.